Expected credit loss measurement - ECL selection of key macro-economic variables (Detail)	3 Months Ended
Jun. 30, 2020
In the second half of 2020 | Real GDP growth (annual % change, annual average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.00%
In the second half of 2020 | Real GDP growth (annual % change, annual average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.00%
Over two years 2020 and 2021 in cumulative terms | Real estate (annual % change, 4Q average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.00%)
Baseline ECL scenario | 2020 | Real GDP growth (annual % change, annual average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(6.40%)
Baseline ECL scenario | 2020 | Real GDP growth (annual % change, annual average) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(8.20%)
Baseline ECL scenario | 2020 | Real GDP growth (annual % change, annual average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.50%)
Baseline ECL scenario | 2020 | Unemployment rate (annual %, level, 4Q average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	14.10%
Baseline ECL scenario | 2020 | Unemployment rate (annual %, level, 4Q average) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.80%
Baseline ECL scenario | 2020 | Unemployment rate (annual %, level, 4Q average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.90%
Baseline ECL scenario | 2020 | Real estate (annual % change, 4Q average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(2.80%)
Baseline ECL scenario | 2020 | Real estate (annual % change, 4Q average) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(10.20%)
Baseline ECL scenario | 2020 | Real estate (annual % change, 4Q average) | Switzerland | Single Family Homes
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.20%)
Baseline ECL scenario | 2021 | Real GDP growth (annual % change, annual average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.50%
Baseline ECL scenario | 2021 | Real GDP growth (annual % change, annual average) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.20%
Baseline ECL scenario | 2021 | Real GDP growth (annual % change, annual average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.40%
Baseline ECL scenario | 2021 | Unemployment rate (annual %, level, 4Q average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.80%
Baseline ECL scenario | 2021 | Unemployment rate (annual %, level, 4Q average) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.60%
Baseline ECL scenario | 2021 | Unemployment rate (annual %, level, 4Q average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.40%
Baseline ECL scenario | 2021 | Real estate (annual % change, 4Q average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.60%)
Baseline ECL scenario | 2021 | Real estate (annual % change, 4Q average) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.60%
Baseline ECL scenario | 2021 | Real estate (annual % change, 4Q average) | Switzerland | Single Family Homes
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.50%
Global crisis ECL scenario | 2020 | Real GDP growth (annual % change, annual average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(11.00%)
Global crisis ECL scenario | 2020 | Real GDP growth (annual % change, annual average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(11.00%)
Global crisis ECL scenario | 2020 | Unemployment rate (annual %, level, 4Q average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	17.00%
Global crisis ECL scenario | 2020 | Unemployment rate (annual %, level, 4Q average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.00%
Global crisis ECL scenario | 2020 | Real estate (annual % change, 4Q average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(14.00%)
Global crisis ECL scenario | 2020 | Real estate (annual % change, 4Q average) | Switzerland | Single Family Homes
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(20.00%)